UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                                  W.T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 737-3000

                      Date of fiscal year end: December 31

                   Date of reporting period: December 31, 2004

ITEM 1.  REPORTS TO STOCKHOLDERS



                             MAXIM SERIES FUND, INC.

                Maxim Salomon Brothers High Yield Bond Portfolio

                                  Annual Report

                                December 31, 2004

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc., which include details as to offering price and other information.

Maxim Salomon Brothers High Yield Bond Portfolio

From inception on September 1, 2004 through December 31, 2004, the Maxim Salomon Brothers High Yield Bond Portfolio, excluding sales charges, returned 5.25%, underperforming the fund's unmanaged benchmark, the Citigroup High Yield Market Index, which returned 6.16% for the same period. During 2004, the high yield market, as represented by the Citigroup High Yield Market Index, returned 10.79%, outperforming nearly all other fixed income asset classes. The high-yield market's strong performance reflected the favorable technical and fundamental conditions that existed for high-yield bonds through most of the period. The high yield market started the year strong off 2003's year-long rally but began to decline early in the year as investors sought haven in higher-rated bonds in the non-investment-grade universe as terrorism fears and weak employment numbers exerted pressure on stock markets and drove yields on U.S. Treasury bonds lower. The market continued to trade off until summer on mixed economic data, signs of higher inflation and volatility in the U.S. Treasury market. However, the high-yield bond market rallied for the remainder of the year as increased investor confidence that the Federal Reserve Board ("Fed") would raise rates at a "measured pace" resulted in a strong rally in U.S. Treasuries and tight spreads across fixed income asset classes. Throughout the year, high yield fundamentals remained solid, supported by strong balance sheets and historically low default rates. Top performing industries included textiles, restaurants and consumer products. The most significant underperformers included airlines, homebuilders and retail. Similar to last year, lower-quality bonds outperformed higher quality in 2004, with CCC-rated bonds returning 15.70%, B-rated bonds returning 10.71% and BB-rated bonds returning 9.04%. The fund benefited from overweighting issues rated CCC and underweighting homebuilders. However, an underweight allocation to airlines and telecom adversely affected performance. The fund benefited from its exposure to emerging markets debt, which returned 11.77% for the 12 months, as represented by the J.P. Morgan Emerging Markets Bond Index Plus ("EMBI+").



           Maxim Salomon Brothers High Yield
                     Bond Portfolio            Citigroup High Yield Market Index

5/21/2003              10,000.00                          10,000.00
 12/31/2003            10,890.00                          11,203.50
 12/31/2004            11,909.30                          12,450.34


Maxim Salomon Brothers High Yield Bond Portfolio
Total Return -

One Year:                  9.36%
Since Inception:           11.05%



Portfolio Inception:       5/21/03


This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim Salomon Brothers High Yield Bond Portfolio, made at its inception, with the performance of the Citigroup High Yield Market Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Salomon Brothers High Yield Bond (formerly known as Janus High Yield Bond) Portfolio of the Maxim Series Fund, Inc. (the "Fund") as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets, and the financial highlights for the year ended December 31, 2004 and for the period from May 21, 2003 (inception) to December 31, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Salomon Brothers High Yield Bond Portfolio of the Maxim Series Fund, Inc. as of December 31, 2004, the results of its operations for the year then ended, the changes in its net assets, and the financial highlights for the year ended December 31, 2004 and for the period from May 21, 2003 (inception) to December 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Deloitte & Touche LLP

February 14, 2005

MAXIM SERIES FUND, INC.
Financial Statements and Financial Highlights for the Year Ended
December 31, 2004 and the Period from May
21, 2003 (inception) to December 31, 2003

Maxim Salomon Brothers High Yield Bond Portfolio
(formerly known as Maxim Janus High Yield Bond Portfolio)

MAXIM SERIES FUND, INC.

MAXIM SALOMON BROTHERS HIGH YIELD BOND PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2004

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
ASSETS:
      Investments in securities, market value  (1)                                                 $            116,627,665
      Cash                                                                                                            5,255
      Interest receivable                                                                                         2,189,183
      Receivable for investments sold                                                                               332,286
      Subscriptions receivable                                                                                      270,487
                                                                                                     -----------------------
                                                                                                     -----------------------

      Total assets                                                                                              119,424,876
                                                                                                     -----------------------
                                                                                                     -----------------------

LIABILITIES:
      Due to investment adviser                                                                                     109,686
      Payable for investments purchased                                                                             321,374
      Redemptions payable                                                                                           979,228
                                                                                                     -----------------------
                                                                                                     -----------------------

      Total liabilities                                                                                           1,410,288
                                                                                                     -----------------------
                                                                                                     -----------------------

NET ASSETS                                                                                         $            118,014,588
                                                                                                     =======================
                                                                                                     =======================

NET ASSETS REPRESENTED BY:
      Capital stock, $.10 par value                                                                $              1,117,159
      Additional paid-in capital                                                                                111,941,193
      Net unrealized appreciation on investments                                                                  4,673,315
      Undistributed net investment income                                                                             7,277
      Accumulated net realized gain on investments                                                                  275,644
                                                                                                     -----------------------
                                                                                                     -----------------------

NET ASSETS                                                                                         $            118,014,588
                                                                                                     =======================
                                                                                                     =======================

NET ASSET VALUE PER OUTSTANDING SHARE                                                              $                  10.56
                                                                                                     =======================
                                                                                                     =======================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
      Authorized                                                                                                150,000,000
      Outstanding                                                                                                11,171,593

(1)  Cost of investments in securities:                                                            $            111,954,350

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM SALOMON BROTHERS HIGH YIELD BOND PORTFOLIO
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2004
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
      Interest                                                                                    $              8,499,541
      Dividends                                                                                                     58,375
                                                                                                    -----------------------
                                                                                                    -----------------------

      Total income                                                                                               8,557,916
                                                                                                    -----------------------
                                                                                                    -----------------------

EXPENSES:
      Management fees                                                                                            1,307,755
                                                                                                    -----------------------
                                                                                                    -----------------------

NET INVESTMENT INCOME                                                                                            7,250,161
                                                                                                    -----------------------
                                                                                                    -----------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
      Net realized gain on investments                                                                           2,058,120
      Change in net unrealized appreciation on investments                                                         108,136
                                                                                                    -----------------------
                                                                                                    -----------------------

      Net realized and unrealized gain on investments                                                            2,166,256
                                                                                                    -----------------------
                                                                                                    -----------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                              $              9,416,417
                                                                                                    =======================
                                                                                                    =======================

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM SALOMON BROTHERS HIGH YIELD BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 2004 AND PERIOD FROM MAY 21, 2003 (INCEPTION) TO DECEMBER 31, 2003
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
                                                                                           2004                  2003
                                                                                     ------------------    ------------------
                                                                                     ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
      Net investment income                                                        $         7,250,161   $         3,302,000
      Net realized gain on investments                                                       2,058,120             1,361,948
      Change in net unrealized appreciation on investments                                     108,136             4,565,179
                                                                                     ------------------    ------------------
                                                                                     ------------------    ------------------

      Net increase in net assets resulting from operations                                   9,416,417             9,229,127
                                                                                     ------------------    ------------------
                                                                                     ------------------    ------------------

DISTRIBUTIONS TO SHAREHOLDERS:
      From net investment income                                                            (7,338,095)           (3,207,275)
      From net realized gains                                                               (2,317,786)             (826,638)
                                                                                     ------------------    ------------------
                                                                                     ------------------    ------------------

      Total distributions                                                                   (9,655,881)           (4,033,913)
                                                                                     ------------------    ------------------
                                                                                     ------------------    ------------------

SHARE TRANSACTIONS:
      Net proceeds from sales of shares                                                     60,749,053           143,239,873
      Reinvestment of distributions                                                          9,655,881             4,033,913
      Redemptions of shares                                                                (80,179,984)          (24,439,898)
                                                                                     ------------------    ------------------
                                                                                     ------------------    ------------------

      Net increase (decrease) in net assets resulting from share transactions               (9,775,050)          122,833,888
                                                                                     ------------------    ------------------
                                                                                     ------------------    ------------------

      Total increase (decrease) in net assets                                              (10,014,514)          128,029,102

NET ASSETS:
      Beginning of period                                                                  128,029,102                     0
                                                                                     ------------------    ------------------
                                                                                     ------------------    ------------------

      End of period  (1)                                                           $       118,014,588   $       128,029,102
                                                                                     ==================    ==================
                                                                                     ==================    ==================

OTHER INFORMATION:

SHARES:
      Sold                                                                                   5,718,195            14,116,145
      Issued in reinvestment of distributions                                                  927,194               385,513
      Redeemed                                                                              (7,625,045)           (2,350,409)
                                                                                     ------------------    ------------------
                                                                                     ------------------    ------------------

      Net increase (decrease)                                                                 (979,656)           12,151,249
                                                                                     ==================    ==================
                                                                                     ==================    ==================

(1) Including undistributed net investment income                                  $             7,277   $            94,725

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM SALOMON BROTHERS HIGH YIELD BOND PORTFOLIO
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the period indicated is as follows:

                                                                               Year Ended December 31, Period Ended December 31,
                                                                               ---------------------------------------------
                                                                               --------------------    -----------------
                                                                                      2004                  2003 +
                                                                               --------------------    -----------------
                                                                               --------------------    -----------------


Net Asset Value, Beginning of Period                                         $               10.54   $            10.00

Income from Investment Operations

Net investment income                                                                         0.71                 0.29
Net realized and unrealized gain                                                              0.24                 0.60
                                                                               --------------------    -----------------
                                                                               --------------------    -----------------

Total Income From Investment Operations                                                       0.95                 0.89
                                                                               --------------------    -----------------
                                                                               --------------------    -----------------

Less Distributions

From net investment income                                                                   (0.71)               (0.28)
From net realized gains                                                                      (0.22)               (0.07)
                                                                               --------------------    -----------------
                                                                               --------------------    -----------------

Total Distributions                                                                          (0.93)               (0.35)
                                                                               --------------------    -----------------
                                                                               --------------------    -----------------

Net Asset Value, End of Period                                               $               10.56   $            10.54
                                                                               ====================    =================
                                                                               ====================    =================


Total Return                                                                                 9.36%                8.90%  o

Net Assets, End of Period ($000)                                             $             118,015   $          128,029

Ratio of Expenses to Average Net Assets                                                      1.10%                1.10%  *

Ratio of Net Investment Income to Average Net Assets                                         6.10%                5.18%  *

Portfolio Turnover Rate                                                                    179.98%              110.88%  o


 + The portfolio commenced operations on May 21, 2003.

 o Based on operations for the period shown and, accordingly, are not representative of a full year.

 * Annualized


See notes to financial statements.

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004
--------------------------------------------------------------------------------

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
        Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-four portfolios. Interests in the Maxim Salomon Brothers High Yield Bond Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. Effective August 2, 2004, the Maxim Janus High Yield Bond Portfolio's name changed to Maxim Salomon Brothers High Yield Bond Portfolio. The Portfolio commenced operations on May 21, 2003. The investment objective of the Portfolio is to seek the highest total return consistent with a reasonable degree of risk. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is currently offered only as an investment option for the Maxim Profile Portfolios.

        The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

        Security Valuation

        Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Equity securities are valued at the last sale price as of the close of business of the principal exchange. If the closing price is not available, the current bid will be used. The Portfolio utilizes the "NASDAQ Official Closing Price" for securities principally traded on the NASDAQ National Market System. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

        The Portfolio invests in high yield bonds, some of which may be rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

        Restricted Securities

        The Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer's financial performance. Aggregate cost, fair value and percent of net assets of these restricted securities held at December 31, 2004 were $17,272,867, $18,192,148 and 15.42%, respectively.

        Dividends

        Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

        Security Transactions

        Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on a specific lot selection.

        Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

        Federal Income Taxes

        For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

        Classification of Distributions to Shareholders

        The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

        The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 1.10% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

        Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

        As of December 31, 2004, there were 35 funds for which the Directors served as Directors, thirty-four of which were Portfolios of the Fund. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $92,250 for the year ended December 31, 2004. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3. PURCHASES & SALES OF INVESTMENT SECURITIES

        For the year ended December 31, 2004, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $198,171,662 and $208,565,133 respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4. UNREALIZED APPRECIATION (DEPRECIATION)

        At December 31, 2004, the U.S. Federal income tax cost basis was $111,995,095. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $4,956,421 and gross depreciation of securities in which there was an excess of tax cost over value of $323,851 resulting in net appreciation of $4,632,570.

5. DISTRIBUTIONS TO SHAREHOLDERS

       The tax character of distributions paid during the years ended December 31, 2004 and 2003 were as follows:

                                                                                   2004                2003
                                                                              ----------------    ---------------
      Distributions paid from:
          Ordinary income                                                           9,344,725          4,033,913
          Long-term capital gain                                                      311,156                  0
                                                                              ----------------    ---------------
                                                                              ----------------    ---------------
                                                                                    9,655,881          4,033,913
                                                                              ================    ===============


       As of December 31, 2004, the components of distributable earnings on a tax basis were as follows:

      Undistributed ordinary income                                                                      310,991
      Undistributed capital gains                                                                         12,675
                                                                                                  ---------------
                                                                                                  ---------------
      Net accumulated earnings                                                                           323,666
                                                                                                  ---------------
                                                                                                  ---------------

      Net unrealized appreciation on investments                                                       4,632,570
      Capital loss carryforwards                                                                               0
      Post-October losses                                                                                      0
                                                                                                  ---------------
                                                                                                  ---------------
      Total accumulated gain on investments                                                            4,956,236
                                                                                                  ===============


        Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales. For the year ended December 31, 2004 the Portfolio reclassified $486 from paid-in capital to undistributed net investment income. These adjustments have no impact on net assets or the results of operations. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

6. TAX INFORMATION (unaudited)

       Dividends paid by the Portfolio from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the period ended December 31, 2004, 1% qualifies for the dividend received deduction available to the Portfolio's corporate shareholders.

Maxim Series Fund, Inc.

Maxim Salomon High Yield Bond Portfolio
Schedule of Investments
December 31, 2004

BONDS

Par Value ($)                                                           Value($)
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE --- 1.44%
    665,000 DRS Technologies Inc                                         694,925
            Senior Subordinated Notes
            6.875% November 1, 2013
    875,000 Sequa Corp                                                   986,563
            Senior Notes
            9.000% August 1, 2009
                                                                      $1,681,488
AGRICULTURE --- 0.40%
    425,000 Hines Nurseries Inc                                          464,313
            Company Guaranteed Notes
            10.250% October 1, 2011
                                                                        $464,313
AIRLINES --- 0.23%
    285,000 Continental Airlines Inc                                     268,193
            Pass Thru Certificates
            7.250% November 1, 2005
                                                                        $268,193
AUTO PARTS & EQUIPMENT --- 1.13%
    500,000 CSK Auto Inc                                                 490,625
            Company Guaranteed Notes
            7.000% January 15, 2014
    423,000 TRW Automotive Inc                                           490,680
            Senior Notes
            9.375% February 15, 2013
    277,000 TRW Automotive Inc                                           333,785
            Senior Subordinated Notes
            11.000% February 15, 2013
                                                                      $1,315,090
BROADCAST/MEDIA --- 6.13%
  1,000,000 CSC Holdings Inc                                           1,093,750
            Senior Notes
            8.125% July 15, 2009
    403,000 Canada Inc #                                                 432,218
            Senior Subordinated Notes
            8.000% September 15, 2012
  1,075,000 Charter Communication Holdings LLC                           967,500
            Senior Notes
            10.000% April 1, 2009
    980,000 Charter Communications Holdings II                         1,038,800
            Senior Notes
            10.250% September 15, 2010
  1,000,000 DirecTV                                                    1,121,250
            Senior Notes
            8.375% March 15, 2013

    180,000 EchoStar DBS Corp ++                                         186,525
            Senior Notes
            5.256% October 1, 2008
    600,000 LodgeNet Entertainment Corp                                  663,000
            Senior Subordinated Debentures
            9.500% June 15, 2013
    145,000 Mediacom Broadband LLC                                       155,875
            Company Guaranteed Bonds
            11.000% July 15, 2013
    340,000 Mediacom LLC                                                 341,275
            Senior Notes
            9.500% January 15, 2013
    575,000 NextMedia Operating Inc                                      644,000
            Company Guaranteed Notes
            10.750% July 1, 2011
    325,000 Rainbow National Services LLC #                              366,438
            Senior Subordinated Debentures
            10.375% September 1, 2014
    125,000 Young Broadcasting Corp Class A                              133,438
            Senior Subordinated Notes
            10.000% March 1, 2011
                                                                      $7,144,069
BUILDING MATERIALS --- 0.42%
    675,000 Associated Materials Inc +                                   486,000
            Step Bond 0% - 11.250%
            9.270% March 1, 2014
                                                                        $486,000
CHEMICALS --- 5.82%
    500,000 Equistar Chemical Funding                                    580,000
            Senior Notes
            10.625% May 1, 2011
    500,000 Ethyl Corp                                                   552,500
            Company Guaranteed Notes
            8.875% May 1, 2010
    304,000 Huntsman International LLC                                   319,960
            Senior Notes
            10.125% July 1, 2009
    795,000 ISP Holdings Inc                                             880,463
            Secured Notes
            10.625% December 15, 2009
    425,000 Innophos Inc #                                               459,000
            Senior Subordinated Notes
            8.875% August 15, 2014
    505,000 Lyondell Chemical Co                                         599,688
            Secured Notes
            11.125% July 15, 2012
    500,000 Millennium America Inc                                       568,750
            Company Guaranteed Notes
            9.250% June 15, 2008
  1,200,000 Nalco Co                                                   1,317,000
            Senior Notes
            8.875% November 15, 2013
    375,000 Resolution Performance Products LLC                          407,813
            Senior Subordinated Notes
            13.500% November 15, 2010

    300,000 Rhodia SA                                                    302,250
            Senior Subordinated Notes
            8.875% June 1, 2011
    250,000 Rhodia SA                                                    281,250
            Senior Notes
            10.250% June 1, 2010
    500,000 United Industries Corp                                       523,125
            Company Guaranteed Notes
            9.875% April 1, 2009
                                                                      $6,791,799
COMMUNICATIONS - EQUIPMENT --- 0.97%
  1,250,000 Lucent Technologies Inc                                    1,131,250
            Debentures
            6.450% March 15, 2029
                                                                      $1,131,250
CONTAINERS --- 4.64%
    500,000 Anchor Glass Container Corp                                  535,000
            Secured Notes
            11.000% February 15, 2013
    500,000 Berry Plastics Corp                                          572,500
            Company Guaranteed Bonds
            10.750% July 15, 2012
    600,000 Crown Holdings                                               684,000
            Secured Notes
            9.500% March 1, 2011
  1,250,000 Owens-Brockway Glass Containers Inc                        1,357,813
            Company Guaranteed Notes
            8.875% February 15, 2009
    465,000 Plastipak Holdings Inc                                       523,125
            Company Guaranteed Bonds
            10.750% September 1, 2011
    150,000 Pliant Corp                                                  146,250
            Senior Notes
            13.000% June 1, 2010
  1,000,000 Stone Container Corp                                       1,090,000
            Senior Notes
            8.375% July 1, 2012
    500,000 Tekni-Plex Inc #                                             497,500
            Secured Notes
            8.750% November 15, 2013
                                                                      $5,406,188
COSMETICS & PERSONAL CARE --- 0.27%
    275,000 Jafra Cosmetics                                              310,750
            Company Guaranteed Notes
            10.750% May 15, 2011
                                                                        $310,750
ELECTRIC COMPANIES --- 3.40%
    342,000 Allegheny Energy Supply Co LLC #                             388,170
            Notes
            10.250% November 15, 2007
    840,000 Allegheny Energy Supply Co LLC #                             938,700
            Bonds
            8.250% April 15, 2012
    425,000 BRL Universal Equipment                                      446,781
            Secured Bonds
            8.875% February 15, 2008

    400,000 Edison Mission Energy                                        430,000
            Senior Notes
            7.730% June 15, 2009
    525,000 Midwest Generation LLC                                       582,750
            Pass Thru Certificates
            8.560% January 2, 2016
    890,000 Mission Energy Holding Co                                  1,110,275
            Secured Notes
            13.500% July 15, 2008
     70,000 Nevada Power Co                                               74,025
            Mortgage Notes
            6.500% April 15, 2012
                                                                      $3,970,701
ELECTRONIC INSTRUMENT & EQUIP --- 0.44%
    500,000 Sensus Metering Systems                                      512,500
            Senior Subordinated Notes
            8.625% December 15, 2013
                                                                        $512,500
ELECTRONICS - SEMICONDUCTOR --- 0.44%
    500,000 Amkor Technology Inc                                         511,250
            Senior Notes
            9.250% February 15, 2008
                                                                        $511,250
FINANCIAL SERVICES --- 2.30%
    750,000 Alamosa Delaware Inc +                                       813,750
            Step Bond 0% - 12.000%
            5.460% July 31, 2009
    260,000 Athena Neuro Finance LLC                                     271,700
            Company Guaranteed Notes
            7.250% February 21, 2008
    575,000 BCP Caylux Holdings Luxembourg SCA #                         648,313
            Senior Subordinated Notes
            9.625% June 15, 2014
    175,000 Borden US Financial Corp #                                   194,250
            Secured Notes
            9.000% July 15, 2014
    700,000 Nexstar Finance LLC                                          756,000
            Company Guaranteed Bonds
            12.000% April 1, 2008
                                                                      $2,684,013
FOOD & BEVERAGES --- 1.93%
    600,000 Dean Foods Co                                                654,000
            Senior Notes
            8.150% August 1, 2007
    450,000 Doane Pet Care Co                                            443,250
            Senior Subordinated Notes
            9.750% May 15, 2007
    300,000 Dole Food Co Inc                                             308,250
            Company Guaranteed Notes
            7.250% June 15, 2010
    165,000 Dole Food Co Inc                                             179,438
            Senior Notes
            8.625% May 1, 2009
    165,000 Pilgrims Pride Corp                                          185,625
            Company Guaranteed Notes
            9.625% September 15, 2011

    500,000 Pinnacle Foods Holding #                                     476,250
            Senior Subordinated Notes
            8.250% December 1, 2013
                                                                      $2,246,813
FOREIGN GOVERNMENTS --- 12.28%
    425,000 Government of Argentina                                      241,188
            Notes
            6.000% March 31, 2023
    170,000 Government of Argentina ++                                    95,200
            Foreign Government Guaranteed Notes
            3.443% March 31, 2023
    210,000 Government of Brazil                                         249,165
            Unsubordinated Notes
            11.000% August 17, 2040
     95,000 Government of Brazil                                         125,400
            Bonds
            12.250% March 6, 2030
    550,000 Government of Brazil                                         625,800
            Bonds
            10.125% May 15, 2027
  1,052,853 Government of Brazil                                       1,077,174
            Bonds
            8.000% April 15, 2014
  1,213,245 Government of Brazil ++                                    1,155,616
            Bonds
            3.085% April 15, 2012
     91,000 Government of Bulgaria ++                                     90,945
            Bonds
            2.743% July 28, 2011
    225,000 Government of Chile                                          258,300
            Notes
            7.125% January 11, 2012
    100,000 Government of Colombia                                       119,500
            Notes
            10.750% January 15, 2013
    520,000 Government of Colombia                                       600,600
            Bonds
            10.375% January 28, 2033
    135,000 Government of Ecuador                                        137,700
            Bonds
            12.000% November 15, 2012
    355,000 Government of Ecuador +                                      306,188
            Step Bond 4.000% - 10.000%
            11.420% August 15, 2030
    100,000 Government of El Salvador                                    109,000
            Bonds
            7.750% January 24, 2023
     50,000 Government of Malaysia                                        58,412
            Bonds
            7.500% July 15, 2011
    150,000 Government of Malaysia                                       177,930
            Notes
            8.750% June 1, 2009
    400,000 Government of Mexico                                         432,000
            Notes
            7.500% April 8, 2033

    800,000 Government of Mexico                                         859,200
            Global Notes
            6.625% March 3, 2015
     75,000 Government of Mexico                                          76,838
            Notes
            5.875% January 15, 2014
     50,000 Government of Mexico                                          58,675
            Notes
            8.125% December 30, 2019
    375,000 Government of Mexico                                         439,500
            Bonds
            8.300% August 15, 2031
    650,000 Government of Mexico                                         692,250
            Notes
            6.375% January 16, 2013
     50,000 Government of Morocco ++                                      49,063
            Foreign Government Guaranteed Notes
            2.768% January 2, 2009
     50,000 Government of Panama                                          55,000
            Bonds
            8.875% September 30, 2027
    175,000 Government of Panama                                         202,125
            Bonds
            9.375% January 16, 2023
     50,000 Government of Panama                                          58,750
            Bonds
            9.375% April 1, 2029
     50,000 Government of Panama                                          52,000
            Notes
            7.250% March 15, 2015
    171,815 Government of Panama ++                                      161,935
            Bonds
            2.693% July 17, 2016
    105,000 Government of Peru                                           122,325
            Notes
            9.125% February 21, 2012
    352,000 Government of Peru +                                         336,160
            Step Bond 3.250% - 5.000%
            2.390% March 7, 2017
    125,000 Government of Peru +                                         116,875
            Step Bond 3.250% - 5.000%
            5.000% March 7, 2017
    100,000 Government of Philippines                                    102,500
            Bonds
            9.875% January 15, 2019
    350,000 Government of Philippines                                    373,625
            Notes
            10.625% March 16, 2025
    350,000 Government of Russia                                         574,105
            Unsubordinated Notes
            12.750% June 24, 2028
    575,000 Government of Russia                                         637,848
            Unsubordinated Notes
            8.250% March 31, 2010
  1,485,000 Government of Russia +                                     1,536,066
            Step Bond 2.250% - 7.5000%
            6.440% March 31, 2030
     25,000 Government of South Africa                                    29,625
            Notes
            9.125% May 19, 2009
    200,000 Government of South Africa                                   219,000
            Notes
            6.500% June 2, 2014
     25,000 Government of Turkey                                          36,000
            Senior Unsubordinated Notes
            11.875% January 15, 2030
    475,000 Government of Turkey                                         560,500
            Notes
            9.500% January 15, 2014
     75,000 Government of Turkey                                          96,375
            Notes
            11.500% January 23, 2012
     25,000 Government of Turkey                                          31,813
            Notes
            11.000% January 14, 2013
     58,335 Government of Ukraine                                         62,576
            Senior Notes
            11.000% March 15, 2007
    100,000 Government of Ukraine                                        106,800
            Bonds
            7.650% June 11, 2013
     75,000 Government of Uruguay                                         66,563
            Bonds
            7.875% January 15, 2033
     75,000 Government of Uruguay                                         73,313
            Bonds
            7.500% March 15, 2015
    515,000 Government of Venezuela                                      616,713
            Global Notes
            10.750% September 19, 2013
     50,000 Government of Venezuela                                       53,000
            Notes
            8.500% October 8, 2014
                                                                     $14,317,236
GOLD, METALS & MINING --- 0.92%
    300,000 AK Steel Corp                                                305,625
            Company Guaranteed Notes
            7.875% February 15, 2009
    450,000 IMCO Recycling Inc                                           510,750
            Secured Notes
            10.375% October 15, 2010
    205,000 Ispat Inland ULC                                             253,175
            Secured Notes
            9.750% April 1, 2014
                                                                      $1,069,550
HARDWARE & TOOLS --- 0.27%
    300,000 Nortek Holdings Inc #                                        313,500
            Senior Subordinated Notes
            8.500% September 1, 2014
                                                                        $313,500
HEALTH CARE RELATED --- 2.59%
    450,000 AmeriPath Inc                                                478,125
            Company Guaranteed Notes
            10.500% April 1, 2013
    500,000 Community Health Systems Inc #                               503,750
            Senior Subordinated Notes
            6.500% December 15, 2012
    225,000 HCA Inc                                                      225,911
            Notes
            6.375% January 15, 2015
    500,000 IASIS Healthcare                                             545,000
            Senior Subordinated Notes
            8.750% June 15, 2014
    220,000 National Nephrology Associates Inc #                         254,650
            Senior Subordinated Notes
            9.000% November 1, 2011
    400,000 Psychiatric Solutions Inc                                    463,000
            Senior Subordinated Notes
            10.625% June 15, 2013
    500,000 Tenet Healthcare Corp #                                      545,000
            Senior Notes
            9.875% July 1, 2014
                                                                      $3,015,436
HOMEBUILDING --- 0.57%
    595,000 DR Horton Inc                                                663,425
            Company Guaranteed Bonds
            8.500% April 15, 2012
                                                                        $663,425
HOTELS/MOTELS --- 3.33%
    500,000 Gaylord Entertainment Co #                                   502,500
            Senior Notes
            6.750% November 15, 2014
    750,000 John Q Hammons Hotels Inc                                    847,500
            1st Mortgage
            8.875% May 15, 2012
    675,000 MGM Mirage Inc                                               710,438
            Senior Notes
            6.750% September 1, 2012
    300,000 MGM Mirage Inc                                               338,250
            Company Guaranteed Bonds
            8.375% February 1, 2011
    425,000 Turning Stone Casino Resort Enterprise #                     460,063
            Senior Notes
            9.125% December 15, 2010
    900,000 Venetian Casino Resort LLC                                 1,027,125
            Company Guaranteed Bonds
            11.000% June 15, 2010
                                                                      $3,885,876
HOUSEHOLD GOODS --- 1.49%
    950,000 Norcraft Holdings +                                          712,500
            Step Bond 1.000% - 9.750%
            8.590% September 1, 2012
    500,000 Sealy Mattress Co                                            530,000
            Senior Subordinated Notes
            8.250% June 15, 2014
    450,000 Simmons Bedding Co                                           465,750
            Senior Subordinated Notes
            7.875% January 15, 2014

     50,000 Simmons Bedding Co # +                                        30,500
            Step Bond 0% - 10.000%
            10.120% December 15, 2014
                                                                      $1,738,750
INDEPENDENT POWER PRODUCTS --- 1.54%
  1,585,000 Reliant Resources Inc                                      1,800,956
            Secured Notes
            9.500% July 15, 2013
                                                                      $1,800,956
LEISURE & ENTERTAINMENT --- 4.39%
    260,000 Carmike Cinemas Inc                                          266,175
            Senior Subordinated Notes
            7.500% February 15, 2014
    750,000 Cinemark Inc +                                               566,250
            Step Bond 0% - 9.750%
            7.920% March 15, 2014
    500,000 Herbst Gaming Inc                                            535,000
            Senior Subordinated Notes
            8.125% June 1, 2012
    450,000 Kerzner International Ltd                                    491,625
            Company Guaranteed Bonds
            8.875% August 15, 2011
     40,000 Loews Cineplex Entertainment Corp #                           43,300
            Company Guaranteed Notes
            9.000% August 1, 2014
    950,000 Mohegan Tribal Gaming                                        976,125
            Senior Subordinated Notes
            6.375% July 15, 2009
    375,000 Mohegan Tribal Gaming                                        406,875
            Senior Subordinated Notes
            8.000% April 1, 2012
    500,000 Pinnacle Entertainment Inc                                   531,250
            Senior Subordinated Notes
            8.250% March 15, 2012
    200,000 Six Flags Inc                                                203,000
            Senior Notes
            9.750% April 15, 2013
    100,000 Six Flags Inc                                                100,500
            Senior Notes
            9.625% June 1, 2014
    975,000 Station Casinos Inc                                        1,001,813
            Senior Subordinated Notes
            6.500% February 1, 2014
                                                                      $5,121,913
MACHINERY --- 1.79%
    800,000 Case New Holland Inc #                                       890,000
            Senior Notes
            9.250% August 1, 2011
    125,000 Dresser-Rand Group Inc #                                     127,500
            Senior Subordinated Notes
            7.375% November 1, 2014
    610,000 NRG Energy Inc #                                             664,900
            Secured Notes
            8.000% December 15, 2013

    360,000 Terex Corp                                                   403,200
            Company Guaranteed Notes
            10.375% April 1, 2011
                                                                      $2,085,600
MANUFACTURING --- 1.48%
    225,000 Blount Inc                                                   244,125
            Senior Subordinated Notes
            8.875% August 1, 2012
    450,000 Collins & Aikman Floor Cover                                 483,750
            Company Guaranteed Notes
            9.750% February 15, 2010
    800,000 KI Holdings Inc # +                                          512,000
            Step Bond 0% - 9.875%
            9.550% November 15, 2014
    450,000 Mueller Group Inc                                            490,500
            Senior Subordinated Notes
            10.000% May 1, 2012
                                                                      $1,730,375
MEDICAL PRODUCTS --- 0.42%
    450,000 Medical Device Manufacturing #                               484,875
            Company Guaranteed Notes
            10.000% July 15, 2012
                                                                        $484,875
MISCELLANEOUS --- 0.28%
    300,000 Invensys PLC #                                               322,500
            Senior Notes
            9.875% March 15, 2011
                                                                        $322,500
OFFICE EQUIPMENT & SUPPLIES --- 0.32%
    350,000 Xerox Corp                                                   378,000
            Senior Notes
            7.125% June 15, 2010
                                                                        $378,000
OIL & GAS --- 5.84%
    250,000 Chesapeake Energy Corp                                       272,188
            Senior Notes
            7.500% September 15, 2013
    650,000 Chesapeake Energy Corp                                       692,250
            Senior Notes
            7.000% August 15, 2014
    545,000 El Paso Corp                                                 551,131
            Senior Notes
            7.000% May 15, 2011
    800,000 El Paso Corp                                                 837,000
            Notes
            7.875% June 15, 2012
    600,000 Energy Partners Ltd                                          654,000
            Company Guaranteed Notes
            8.750% August 1, 2010
    415,000 Forest Oil Corp                                              474,138
            Senior Notes
            8.000% December 15, 2011
    685,000 Forest Oil Corp                                              756,069
            Senior Notes
            8.000% June 15, 2008

    175,000 Hanover Compressor Co                                        194,688
            Senior Notes
            9.000% June 1, 2014
    715,000 Hanover Compressor Co                                        693,550
            Convertible
            4.750% March 15, 2008
    500,000 Stone Energy Corp                                            540,000
            Senior Subordinated Notes
            8.250% December 15, 2011
    130,000 Swift Energy Co                                              145,600
            Senior Subordinated Notes
            9.375% May 1, 2012
    450,000 Vintage Petroleum Inc                                        479,250
            Senior Subordinated Notes
            7.875% May 15, 2011
    425,000 Williams Cos Inc                                             488,219
            Notes
            8.750% March 15, 2032
     30,000 Williams Gas Pipelines Central Inc #                          31,800
            Senior Notes
            7.375% November 15, 2006
                                                                      $6,809,883
PAPER & FOREST PRODUCTS --- 2.76%
    300,000 Abitibi-Consolidated Inc                                     325,125
            Notes
            8.550% August 1, 2010
    475,000 Appleton Papers Inc                                          524,875
            Senior Subordinated Notes
            9.750% June 15, 2014
    250,000 Buckeye Technologies Inc                                     250,000
            Senior Subordinated Notes
            8.000% October 15, 2010
    825,000 Georgia-Pacific Corp                                       1,016,813
            Debentures
            9.500% December 1, 2011
    500,000 Newark Group Inc                                             532,500
            Senior Subordinated Notes
            9.750% March 15, 2014
    475,000 Norske Skog Canada Ltd                                       509,438
            Company Guaranteed Notes
            8.625% June 15, 2011
     50,000 Pliant Corp                                                   54,500
            Notes
            11.125% September 1, 2009
                                                                      $3,213,251
PHARMACEUTICALS --- 0.03%
     40,000 Elan Pharmaceutical Investments III Ltd                       40,400
            Company Guaranteed Notes
            7.620% March 15, 2005
                                                                         $40,400
POLLUTION CONTROL --- 0.81%
    875,000 Allied Waste North America Inc                               947,188
            Company Guaranteed Notes
            9.250% September 1, 2012
                                                                        $947,188

PRINTING & PUBLISHING --- 2.45%
    450,000 CBD Media Inc                                                475,875
            Company Guaranteed Notes
            8.625% June 1, 2011
    450,000 Cadmus Communications Corp                                   489,938
            Senior Subordinated Notes
            8.375% June 15, 2014
    500,000 Cenveo Corp                                                  465,000
            Senior Subordinated Notes
            7.875% December 1, 2013
    980,000 Dex Media Inc                                              1,060,850
            Notes
            8.000% November 15, 2013
    320,000 Dex Media West                                               368,800
            Senior Subordinated Notes
            9.875% August 15, 2013
                                                                      $2,860,463
REAL ESTATE --- 2.41%
    500,000 Felcor Lodging LP REIT +                                     566,250
            Step Bond 8.500% - 9.000%
            6.440% June 1, 2011
  1,000,000 Host Marriott LP REIT                                      1,068,750
            Senior Notes
            7.125% November 1, 2013
    560,000 LNR Property Corp                                            635,600
            Senior Subordinated Notes
            7.625% July 15, 2013
    500,000 MeriStar Hospitality Corp REIT                               540,000
            Company Guaranteed Notes
            9.125% January 15, 2011
                                                                      $2,810,600
RESTAURANTS --- 0.80%
    250,000 Carrols Corp #                                               258,750
            Senior Subordinated Notes
            9.000% January 15, 2013
    675,000 VICORP Restaurants Inc                                       678,375
            Senior Notes
            10.500% April 15, 2011
                                                                        $937,125
RETAIL --- 1.36%
    450,000 Finlay Fine Jewelry Corp                                     486,000
            Senior Notes
            8.375% June 1, 2012
    475,000 General Nutrition Center Inc                                 448,875
            Senior Subordinated Notes
            8.500% December 1, 2010
    325,000 Riddell Bell Holdings #                                      336,375
            Senior Subordinated Notes
            8.375% October 1, 2012
    290,000 Saks Inc                                                     317,550
            Company Guaranteed Bonds
            8.250% November 15, 2008
                                                                      $1,588,800
SPECIALIZED SERVICES --- 2.67%
    350,000 Allied Security Escrow #                                     365,750
            Senior Subordinated Notes
            11.375% July 15, 2011
    500,000 Global Cash Finance Corp                                     538,750
            Senior Subordinated Notes
            8.750% March 15, 2012
    425,000 ICON Health & Fitness Inc                                    357,000
            Company Guaranteed Notes
            11.250% April 1, 2012
    500,000 Iron Mountain Inc                                            507,500
            Company Guaranteed Bonds
            7.750% January 15, 2015
    300,000 R H Donnelley Finance Corp I                                 334,500
            Company Guaranteed Notes
            8.875% December 15, 2010
    250,000 Scientific Games Corp #                                      254,375
            Senior Subordinated Notes
            6.250% December 15, 2012
    250,000 Stewart Enterprises Inc                                      270,625
            Company Guaranteed Bonds
            10.750% July 1, 2008
    450,000 Vertis Inc                                                   488,250
            Secured Notes
            9.750% April 1, 2009
                                                                      $3,116,750
TELEPHONE & TELECOMMUNICATIONS --- 8.79%
    450,000 AT&T Corp                                                    537,188
            Senior Notes
            9.750% November 15, 2031
    270,000 American Tower Corp                                          283,500
            Senior Notes
            7.500% May 1, 2012
    362,000 American Tower Corp                                          382,815
            Senior Notes
            9.375% February 1, 2009
    325,000 American Tower Corp #                                        332,313
            Senior Notes
            7.125% October 15, 2012
    500,000 Centennial Cellular                                          561,250
            Company Guaranteed Notes
            10.125% June 15, 2013
  1,000,000 Crown Castle International Corp                            1,075,000
            Senior Notes
            7.500% December 1, 2013
    825,000 LCI International Inc                                        802,313
            Senior Notes
            7.250% June 15, 2007
    585,000 NTL Cable PLC #                                              659,588
            Senior Notes
            8.750% April 15, 2014
  1,400,000 Nextel Communications Inc                                  1,519,000
            Senior Notes
            6.875% October 31, 2013
    600,000 Qwest Corp # +                                               693,000
            Step Bond 8.875% - 9.125%
            6.400% March 15, 2012
    570,000 Qwest Services Corp #                                        685,425
            Notes
            13.500% December 15, 2010

    475,000 SBA Communications Corp #                                    484,500
            Senior Notes
            8.500% December 1, 2012
  1,000,000 SpectraSite Inc                                            1,067,500
            Senior Notes
            8.250% May 15, 2010
    400,000 US Unwired Inc                                               451,000
            Secured Notes
            10.000% June 15, 2012
    450,000 Ubiquitel Operating Co                                       505,125
            Senior Notes
            9.875% March 1, 2011
    200,000 Western Wireless Corp                                        217,500
            Senior Notes
            9.250% July 15, 2013
                                                                     $10,257,017
TEXTILES --- 0.87%
    475,000 Levi Strauss & Co                                            528,438
            Senior Notes
            12.250% December 15, 2012
    450,000 Oxford Industries Inc                                        483,188
            Senior Notes
            8.875% June 1, 2011
                                                                      $1,011,626
TRANSPORTATION --- 1.09%
    250,000 General Maritime Corp                                        287,500
            Senior Notes
            10.000% March 15, 2013
    850,000 Teekay Shipping Corp                                         986,000
            Senior Notes
            8.875% July 15, 2011
                                                                      $1,273,500
UTILITIES --- 4.22%
    985,000 AES Corp #                                                 1,127,821
            Secured Notes
            9.000% May 15, 2015
    585,000 CMS Energy Corp                                              653,742
            Senior Notes
            9.875% October 15, 2007
  1,075,000 Calpine Corp #                                               921,813
            Senior Notes
            8.500% July 15, 2010
  1,550,000 Dynegy Holdings Inc                                        1,491,875
            Senior Notes
            6.875% April 1, 2011
    665,000 Transcontinental Gas Pipe Line Corp                          729,006
            Notes
            7.000% August 15, 2011
                                                                      $4,924,257

TOTAL BONDS --- 95.73%                                              $111,643,269
(Cost $106,969,954)

SHORT-TERM INVESTMENTS

Par Value ($)                                                           Value($)
--------------------------------------------------------------------------------

  1,985,000 Sysco Corp #                                               1,984,761
                  2.201%, January 3, 2005
  3,000,000 Paccar Financial Corp                                      2,999,635
                  2.221%, January 3, 2005

TOTAL SHORT-TERM INVESTMENTS --- 4.27%                                $4,984,396
(Cost $4,984,396)

TOTAL MAXIM SALOMON HIGH YIELD BOND PORTFOLIO --- 100%              $116,627,665
(Cost $111,954,350)

Legend
# Securities are registered pursuant to Rule 144A and may be deemed restricted for resale. + Denotes a step bond: a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield as of December 31, 2004. ++ Represents the current interest rate for variable rate security.
REIT - Real Estate Investment Trust
See Notes to Financial Statements.

Summary of Investments by Moody's Rating

Maxim Salomon Brothers High Yield Bond Portfolio
December 31, 2004

                                                           % of Portfolio
      Moody's Rating               Value ($)                Investments
----------------------------  --------------------    -------------------------
----------------------------  --------------------    -------------------------
A                                         236,342                        0.20%
Baa                                     5,922,424                        5.08%
Ba                                     19,386,437                       16.63%
B                                      59,822,985                       51.33%
C                                      24,458,929                       20.99%
P2                                        802,313                        0.69%
Not Rated                               5,906,209                        5.08%
                              --------------------    -------------------------
                              --------------------    -------------------------
                                    $ 116,535,639                      100.00%
                              ====================    =========================
                              ====================    =========================

 SHAREHOLDER EXPENSE EXAMPLE
 Maxim Salomon Brothers High Yield Bond Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs ( in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2004 to December 31, 2004).

 Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

 Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                       Beginning             Ending               Expenses Paid
                                     Account Value       Account Value            During Period*
                                      (7/1/2004)         (12/31/2004)            (7/1/04-12/31/04)

 Actual                                   $ 1,000.00          $ 1,079.87            $ 5.75

 Hypothetical
 (5% return before expenses)              $ 1,000.00          $ 1,019.61            $ 5.58

*Expenses are equal to the Portfolio's annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 184/366 days to reflect the one-half year period.

FUND DIRECTORS AND OFFICERS
(UNAUDITED)

The Fund is organized under Maryland law, and is governed by the Board of Directors. The Board is responsible for overall management of the Fund's business affairs. The Directors meet at least four times during the year to, among other things, oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund, and review performance. The following table provides information about each of the Directors and officers of the Fund.

------------------------------------------------------------------------------------------------------------------------
                             INDEPENDENT* DIRECTORS
------------------------------------------------------------------------------------------------------------------------
------------------ -------------- ----------------- ------------------------------------ ----------- -------------------
  Name, address     Position(s)    Term of Office     Principal Occupation(s) during      Number of         Other
     and age         Held with    (Length of Time              Past 5 Years              Portfolios     Directorships
                       Fund           Served)                                              in Fund    Held by Director
                                                                                           Complex
                                                                                          Overseen
                                                                                         by Director
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
Rex Jennings (79)    Director     March 22, 1988    President Emeritus, Denver Metro         39       Trustee, Orchard
                                  to present        Chamber of Commerce                               Series Fund,
                                                                                                      Committee
                                                                                                      Member,
                                                                                                      Great-West
                                                                                                      Variable Annuity
                                                                                                      Account A
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
Richard P.           Director     April 30, 1987    Retired Educator                         39       Trustee, Orchard
Koeppe (72)                       to present                                                          Series Fund,
                                                                                                      Committee
                                                                                                      Member,
                                                                                                      Great-West
                                                                                                      Variable Annuity
                                                                                                      Account A
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
Sanford Zisman       Director     March 19, 1982    Attorney, Firm of Zisman, Ingraham       39       Trustee, Orchard
(64)                              to present        and Daniel, P.C.                                  Series Fund,
                                                                                                      Committee
                                                                                                      Member,
                                                                                                      Great-West
                                                                                                      Variable Annuity
                                                                                                      Account A
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------

------------------------------------------------------------------------------------------------------------------------
                       INTERESTED* DIRECTORS AND OFFICERS
------------------------------------------------------------------------------------------------------------------------
------------------ -------------- ------------------ ----------------------------------- ----------- -------------------
  Name, address     Position(s)    Term of Office      Principal Occupation(s) during     Number of         Other
     and age         Held with     (Length of Time              Past 5 Years             Portfolios     Directorships
                       Fund            Served)                                             in Fund    Held by Director
                                                                                           Complex
                                                                                          Overseen
                                                                                         by Director
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*William T.        Director and   June 1, 2000 to    President and Chief Executive           39       Trustee, Orchard
McCallum (62)        President    present            Officer of Great-West Life &                     Series Fund,
                                                     Annuity Insurance Company;                       Committee
                                                     President and Chief Executive                    Member,
                                                     Officer, United States                           Great-West
                                                     Operations, The Great-West Life                  Variable Annuity
                                                     Assurance Company (1990 to                       Account A;
                                                     present); Co-President and Chief                 Director,
                                                     Executive Officer of Great-West                  Great-West
                                                     Lifeco Inc.; President and Chief                 Lifeco Inc.,
                                                     Executive Officer of GWL&A                       Great-West Life
                                                     Financial Inc.; President and                    & Annuity
                                                     Chief Executive Officer of First                 Insurance
                                                     Great-West Life & Annuity                        Company, First
                                                     Insurance Company                                Great-West Life
                                                                                                      & Annuity
                                                                                                      Insurance
                                                                                                      Company, and
                                                                                                      GWL&A Financial
                                                                                                      Inc.
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*Mitchell T.G.       Director     June 1, 2000 to    Executive Vice President and            39       Trustee, Orchard
Graye (49)                        present            Chief Financial Officer of                       Series Fund,
                                                     Great-West Life & Annuity                        Committee
                                                     Insurance Company; Executive Vice                Member,
                                                     President and Chief Financial                    Great-West
                                                     Officer, United States                           Variable Annuity
                                                     Operations, The Great-West Life                  Account A,
                                                     Assurance Company; Executive Vice                Manager, GW
                                                     President and Chief Operating                    Capital
                                                     Officer, One Benefits, Inc.;                     Management, LLC
                                                     Executive Vice President and                     and Orchard
                                                     Chief Financial Officer of GWL&A                 Capital
                                                     Financial Inc.; President, GW                    Management, LLC,
                                                     Capital Management, LLC and                      Director,
                                                     Orchard Capital Management, LLC;                 Orchard Trust
                                                     Executive Vice President, Orchard                Company and
                                                     Trust Company                                    Financial
                                                                                                      Administrative
                                                                                                      Services
                                                                                                      Corporation
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*Graham McDonald     Treasurer    November 29,       Senior Vice President, Corporate        39           Director,
(58)                              2001 to present    Finance and Investment                               Greenwood
                                                     Operations; Treasurer, GW Capital                Investments, LLC
                                                     Management, LLC, Orchard Capital
                                                     Management, LLC, Orchard Series
                                                     Fund and Great-West Variable
                                                     Annuity Account A; President,
                                                     Greenwood Investments, LLC
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*Beverly A.          Secretary    April 10, 1997     Vice President and Counsel, U.S.        39             None
Byrne (49)                        to present         Operations, The Great-West Life
                                                     Assurance Company and Orchard
                                                     Trust Company; Vice President,
                                                     Counsel and Associate Secretary,
                                                     Great-West Life & Annuity
                                                     Insurance Company, GWL&A
                                                     Financial Inc., First Great-West
                                                     Life & Annuity Insurance Company;
                                                     Canada Life Insurance Company of
                                                     America, Vice President, Counsel
                                                     and Secretary, Financial
                                                     Administrative Services
                                                     Corporation and EMJAY
                                                     Corporation; Secretary, GW
                                                     Capital Management, LLC, One
                                                     Orchard Equities, Inc. Greenwood
                                                     Investments, LLC, GWFS Equities,
                                                     Inc.,  Canada Life of America
                                                     Financial Services, Inc.,
                                                     Great-West Retirement Services,
                                                     Inc., Advised Assets Group, LLC,
                                                     Great-West Variable Annuity
                                                     Account A, and Orchard Series Fund
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------

* Refers to a Director or officer who is an "interested person" of the Fund (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either the Fund or MCM. A Director who is not an "interested person" of the Fund is referred to as an "Independent Director."


The Fund pays no salaries or compensation to any of its officers or Directors affiliated with the Fund or Maxim Capital Management, LLC, its investment adviser. The chart below sets forth the annual compensation paid to the Independent Directors and certain other information.

------------------------- ------------------- -------------------- --------------------- --------------------
  Name of Independent         Aggregate           Pension or         Estimated Annual    Total Compensation
        Director          Compensation from       Retirement          Benefits Upon      from Fund and Fund
                                 Fund          Benefits Accrued         Retirement         Complex Paid to
                                                as Part of Fund                              Directors**
                                                   Expenses
------------------------- ------------------- -------------------- --------------------- --------------------
------------------------- ------------------- -------------------- --------------------- --------------------
Rex Jennings                   $30,750                 0                    0                  $30,750
------------------------- ------------------- -------------------- --------------------- --------------------
------------------------- ------------------- -------------------- --------------------- --------------------
Richard P. Koeppe              $30,750                 0                    0                  $30,750
------------------------- ------------------- -------------------- --------------------- --------------------
------------------------- ------------------- -------------------- --------------------- --------------------
Sanford Zisman                 $30,750                 0                    0                  $30,750
------------------------- ------------------- -------------------- --------------------- --------------------

** As of December 31, 2004, there were 39 funds for which the Directors serve as Directors or Trustees, 34 of which were Portfolios of the Fund. The total compensation paid is comprised of the amount paid during the Fund's most recently completed fiscal year by the Fund and its affiliated investment companies.


Additional information about the Fund and its Directors is available in the Fund's Statement of Additional Information, which can be obtained free of charge upon request to: Mr. Aaron Knode, 8515 East Orchard Road, Greenwood Village, Colorado 80111; (800) 537-2033, ext. 75332.

Availability of Quarterly Portfolio Schedule.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission's website at http://www.sec.gov.

Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission's website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.

(a) As of the end of the period covered by this report, the registrant has adopted an Amended and Restated Code of Ethics (the "Code of Ethics") that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

(b) For purposes of this item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

     (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

     (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

     (3) Compliance with applicable governmental laws, rules, and regulations;

     (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

     (5) Accountability for adherence to the code.

(c) The registrant approved an Amended and Restated Code of Ethics for Securities Transactions of Access Persons on December 8, 2004, with an effective date of January 1, 2005. The amendments added a provision prohibiting Access Persons (which include the registrant's principal executive offer, principal financial officer, principal accounting officer or controller, or persons performing similar functions) from engaging in the purchase and sale, or sale and purchase, of the same or equivalent securities within ninety calendar days ("short term trades"). The amendment provides that all profits from short-term trades are subject to disgorgement. The amendments to the Code of Ethics also contain provisions mandating compliance by Access Persons with federal securities laws and requiring that Access Persons report any violations of the Code of Ethics promptly to the Chief Compliance Officer.

(d) During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $247,600 for fiscal year 2003 and $252,000 for fiscal year 2004.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were: $44,400 for fiscal year 2003 and $33,000 for fiscal year 2004. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $97,555 for fiscal year 2003 and $174,085 for fiscal year 2004. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d) All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)  (1) Audit Committee's Pre-Approval Policies and Procedures.

         Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

         Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that the Fund's auditors will not provide the following non-audit services to the Fund: (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports;
         (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2


--------
1 No pre-approval is required as to non-audit services provided to the Fund if:
(a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

         Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by the Fund's auditors to (a) the Fund's investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

         Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e)      (2) 100% of the services described pursuant to paragraphs (b) through
         (d) of this Item 4 of Form N-CSR were approved by the audit committee, and no such services were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Not Applicable.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2003 equaled $1,035,850, and for fiscal year 2004 equaled $429,000.

(h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
     (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

---------
3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4 No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund's primary investment adviser.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Mr. Sanford Zisman, Chairman; Mr. Richard P. Koeppe; and Mr. Rex Jennings comprise the separately designated standing audit committee pursuant to general instructions on Form N-CSR, Item 5.

ITEM 6.  [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.


ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.


Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.


There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors as described in general instructions on Form N-CSR, Item 10.



ITEM 11.  CONTROLS AND PROCEDURES.


(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and Communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 12. EXHIBITS.


(a) (1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

     (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:      /s/ W. T. McCallum
         ------------------------
         W. T. McCallum President

Date:    February 28, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ W. T. McCallum
         ------------------------
         W. T. McCallum President

Date:    February 28, 2005


By:      /s/ G. R. McDonald
         ------------------------
         G. R. McDonald Treasurer

Date:    February 28, 2005